Newbuildings (Details) (Newbuildings [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Newbuildings [Member]
Movement in Newbuildings [Roll Forward]
Opening balance	$ 161.8	$ 1,378.8
Additions	89.6	236.3
Capitalized interest and loan related costs	3.9	22.3
Re-classified as Drilling Rigs	255.3	1,475.6
Closing balance	$ 0	$ 161.8